Schedule of bank loans (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	May 26, 2023	Apr. 19, 2023	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Line of Credit Facility [Line Items]
Interest Rate			5.00%	7.50%
Principal amount	$ 422,766	$ 557,755			$ 781,702	$ 1,090,163
Principal amount	251,291	331,528			305,965	299,543
Principal amount	$ 171,475	$ 226,227			475,737	790,620
CIMB Bank Berhad, Singapore Branch [Member]
Line of Credit Facility [Line Items]
Drawn and maturity	August 2020 /August 2023
Interest Rate	3.00%	3.00%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company
Principal amount					23,005	56,663
DBS Bank Ltd [Member]
Line of Credit Facility [Line Items]
Drawn and maturity	June 2020 /June 2025
Interest Rate	3.00%	3.00%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Anthill, major shareholder of the Company
Principal amount	$ 239,428	$ 315,878			518,715	715,566
Maybank Singapore Limited [Member]
Line of Credit Facility [Line Items]
Drawn and maturity	November 2020/November 2025
Interest Rate	2.75%	2.75%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company
Principal amount	$ 121,170	$ 159,859			239,982	317,934
United Overseas Bank Limited [Member]
Line of Credit Facility [Line Items]
Drawn and maturity	November 2020/November 2025
Interest Rate	2.25%	2.25%
Collateral/Guarantee	Guaranteed by Mr. Kenneth Chong, Chief Executive Officer and Director of Ohmyhome Property Management Pte Ltd, Mr. Cho Ching Joe Kwan and Mr. Kok Wah Ming, Director of the Company
Principal amount	$ 62,168	$ 82,018